Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$73,996,173.82	0.2901811	$59,745,988.00	0.2342980	$14,250,185.82
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$226,006,173.82	0.2231036	$211,755,988.00	0.2090364	$14,250,185.82

Weighted Avg. Coupon (WAC)	3.10%		3.10%
Weighted Avg. Remaining Maturity (WARM)	26.48		25.63
Pool Receivables Balance	$248,735,659.54		$233,925,225.01
Remaining Number of Receivables	31,109		30,291

Adjusted Pool Balance	$241,316,160.37		$227,065,974.55

III. COLLECTIONS

Principal:
Principal Collections	$14,500,552.14
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$350,500.66
Total Principal Collections	$14,851,052.80

Interest:
Interest Collections	$626,313.47
Late Fees & Other Charges	$39,165.48
Interest on Repurchase Principal	$-
Total Interest Collections	$665,478.95

Collection Account Interest	$19,866.41
Reserve Account Interest	$3,799.53
Servicer Advances	$-

Total Collections	$15,540,197.69

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,540,197.69
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,540,197.69

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$207,279.72	$-	$207,279.72	207,279.72
	Collection Account Interest					$19,866.41
	Late Fees & Other Charges					$39,165.48
Total due to Servicer						$266,311.61

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$90,028.68		$90,028.68
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$214,079.85		$214,079.85	214,079.85

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$14,909,397.06

9.	Regular Principal Distribution Amount:					14,250,185.82

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$14,250,185.82
	Class A-4 Notes				$-
	Class A Notes Total:		$14,250,185.82		$14,250,185.82
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$14,250,185.82		$14,250,185.82

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					659,211.24

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,419,499.17
Beginning Period Amount	$7,419,499.17
Current Period Amortization	$560,248.71
Ending Period Required Amount	$6,859,250.46
Ending Period Amount	$6,859,250.46
Next Distribution Date Required Amount	$6,322,367.55

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2018
Distribution Date	08/15/18
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.34%	6.74%	6.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.50%	29,837	98.08%	$229,442,672.11
30 - 60 Days	1.15%	349	1.45%	$3,383,407.66
61 - 90 Days	0.29%	88	0.39%	$923,119.56
91-120 Days	0.06%	17	0.08%	$176,025.68
121 + Days	0.00%	0	0.00%	$-
Total		30,291		$233,925,225.01

Delinquent Receivables 30+ Days Past Due
Current Period	1.50%	454	1.92%	$4,482,552.90
1st Preceding Collection Period	1.44%	449	1.85%	$4,592,832.04
2nd Preceding Collection Period	1.51%	484	1.93%	$5,099,479.56
3rd Preceding Collection Period	1.27%	417	1.63%	$4,589,148.91
Four-Month Average	1.43%		1.83%

Repossession in Current Period		23		$236,398.27
Repossession Inventory		54		$198,833.47

Current Charge-Offs
Gross Principal of Charge-Offs				$309,882.39
Recoveries				$(350,500.66)
Net Loss				$(40,618.27)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.20%

Average Pool Balance for Current Period				$241,330,442.28

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.20%
1st Preceding Collection Period				0.35%
2nd Preceding Collection Period				-0.41%
3rd Preceding Collection Period				0.32%
Four-Month Average				0.01%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		37	2,076	$26,698,206.69
Recoveries		46	1,836	$(14,788,096.99)
Net Loss				$11,910,109.70
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		12	1,507	$11,960,396.07
Average Net Loss for Receivables that have experienced a Net Loss				$7,936.56

Principal Balance of Extensions				$934,569.25
Number of Extensions				86

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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